Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000210296 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
C000210296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
C000210296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000210296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000210296 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000210296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[1]
C000210296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000210296 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000210296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000210296 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000210296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000210296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000210296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
C000210296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
C000210296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000210296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000210296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[1]
C000210296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000210296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000210296 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
C000221226 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000221226 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000221226 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000221226 [Member] | Argenx SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000221226 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000221226 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
C000221226 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
C000221226 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000221226 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000221226 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000221226 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000221226 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[2]
C000221226 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[2]
C000221226 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000221226 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[2]
C000221226 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[2]
C000226202 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000226202 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000226202 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000226202 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000226202 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000226202 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000226202 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000226202 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000226202 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000226202 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000226202 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
C000226202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000226202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000226202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
C000226202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000226202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000226202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000226202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000226202 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000226202 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[3]
C000226202 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000236859 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000236859 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[4]
C000236859 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000236859 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000236859 [Member] | Rakuten Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000236859 [Member] | Kaspi.KZ JSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000236859 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000236859 [Member] | Worldline SA France [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000236859 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000236859 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[4]
C000236859 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[4]
C000236859 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[4]
C000236859 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000236859 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[4]
C000236859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000248199 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[5]
C000248199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000248199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000248199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000248199 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000248199 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000248199 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
C000248199 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000248199 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000248199 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[5]
C000248199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[5]
C000248199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000248199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[5]
C000248199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000248199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000248199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[5]
C000248199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[5]
C000248199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000248199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000248199 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000248199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000221227 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[6]
C000221227 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000221227 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000221227 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000221227 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000221227 [Member] | Informa PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000221227 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000221227 [Member] | Wolters Kluwer NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000221227 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000221227 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000221227 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[6]
C000221227 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000221227 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[6]
C000221227 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6],[7]
C000221227 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
C000221227 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[6]
C000221227 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000221227 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000221227 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000221227 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000221227 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[6]
C000228613 [Member] | Kerry Group PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000228613 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000228613 [Member] | DSM Firmenich AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000228613 [Member] | Ag Growth International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000228613 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000228613 [Member] | Symrise AG Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000228613 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000228613 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000228613 [Member] | EDP Renovaveis SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000228613 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000228613 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[8]
C000228613 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8],[9]
C000228613 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[8]
C000228613 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000228613 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000228613 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000228613 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[8]
C000228613 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[8]
C000228613 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[8]
C000228613 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[8]
C000228613 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[8]
C000242802 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000242802 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000242802 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000242802 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[10]
C000242802 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[10]
C000242802 [Member] | First Citizens BancShares Inc NC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[10]
C000242802 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000242802 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000242802 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000242802 [Member] | Kosmos Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000242802 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[10]
C000242802 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000242802 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[10]
C000242802 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[10],[11]
C000242802 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000242802 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000242802 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000242802 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[10]
C000242802 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000242802 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[10]
C000242802 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000226201 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000226201 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[12]
C000226201 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[12]
C000226201 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[12]
C000226201 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000226201 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000226201 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000226201 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000226201 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[12]
C000226201 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[12]
C000226201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000226201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[12]
C000226201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[12]
C000226201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[12]
C000226201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[12]
C000226201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[12]
C000226201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[12]
C000226201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000226201 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000226201 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[12]
C000226201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[12]
C000232558 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[13]
C000232558 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[13]
C000232558 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[13]
C000232558 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[13]
C000232558 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000232558 [Member] | TJX Companies Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
C000232558 [Member] | Lowe s Companies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[13]
C000232558 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000232558 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000232558 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
C000232558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000232558 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[13]
C000232558 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[13]
C000232558 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[13],[14]
C000232558 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[13]
C000232558 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13]
C000232558 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000232558 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
C000232558 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[13]
C000232558 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[13]
C000232558 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[13]
C000245618 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000245618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000245618 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[15]
C000245618 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[15]
C000245618 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[15]
C000245618 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000245618 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000245618 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[15]
C000245618 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000245618 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000245618 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[15]
C000245618 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[15]
C000245618 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000245618 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[15]
C000245618 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[15],[16]
C000245618 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[15]
C000245618 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[15]
C000245618 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[15]
C000245618 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[15]
C000245618 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[15]
C000245618 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[15]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Ten largest industries are presented. Additional industries are found in Other.
[8]	Excludes money market funds.
[9]	Ten largest industries are presented. Additional industries are found in Other.
[10]	Excludes money market funds.
[11]	Ten largest industries are presented. Additional industries are found in Other.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Ten largest industries are presented. Additional industries are found in Other.
[15]	Excludes money market funds.
[16]	Ten largest industries are presented. Additional industries are found in Other.